UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
Consumer Discretionary — 20.4%
	Distributors — 0.8%
1,317	Genuine Parts Co.	106,497

	Hotels, Restaurants & Leisure — 1.8%
905	Darden Restaurants, Inc.	41,901
2,503	Marriott International, Inc., Class A	105,269
1,457	Yum! Brands, Inc.	103,980

		251,150

	Household Durables — 1.9%
2,179	Jarden Corp. (a)	105,477
1,182	Mohawk Industries, Inc. (a)	153,994

		259,471

	Internet & Catalog Retail — 1.3%
2,408	Expedia, Inc.	124,721
677	TripAdvisor, Inc. (a)	51,347

		176,068

	Media — 2.6%
1,231	Cablevision Systems Corp., Class A	20,736
1,996	CBS Corp. (Non-Voting), Class B	110,092
3,149	Clear Channel Outdoor Holdings, Inc., Class A (a)	25,821
3,637	DISH Network Corp., Class A	163,682
1,574	Gannett Co., Inc.	42,178

		362,509

	Multiline Retail — 2.7%
2,279	Family Dollar Stores, Inc.	164,159
4,073	Kohl’s Corp.	210,778

		374,937

	Specialty Retail — 7.6%
484	AutoZone, Inc. (a)	204,770
2,620	Bed Bath & Beyond, Inc. (a)	202,671
4,875	Gap, Inc. (The)	196,350
1,997	PetSmart, Inc.	152,261
1,009	Tiffany & Co.	77,331
2,110	TJX Cos., Inc.	119,010
1,849	Williams-Sonoma, Inc.	103,904

		1,056,297

	Textiles, Apparel & Luxury Goods — 1.7%
1,075	PVH Corp.	127,598
573	V.F. Corp.	114,138

		241,736

	Total Consumer Discretionary	2,828,665

Consumer Staples — 4.5%
	Beverages — 2.2%
1,999	Beam, Inc.	129,246
626	Brown-Forman Corp., Class B	42,619
3,087	Dr. Pepper Snapple Group, Inc.	138,352

		310,217

	Food & Staples Retailing — 0.8%
2,897	Kroger Co. (The)	116,846

	Food Products — 0.8%
1,125	Hershey Co. (The)	104,040

	Household Products — 0.7%
1,041	Energizer Holdings, Inc.	94,854

	Total Consumer Staples	625,957

Energy — 5.4%
	Oil, Gas & Consumable Fuels — 5.4%
2,068	Devon Energy Corp.	119,454
2,761	Energen Corp.	210,886
1,426	EQT Corp.	126,506
3,291	PBF Energy, Inc.	73,890
3,417	QEP Resources, Inc.	94,626
3,410	Williams Cos., Inc. (The)	124,006

	Total Energy	749,368

Financials — 25.6%
	Capital Markets — 4.5%
2,108	Ameriprise Financial, Inc.	191,998
2,327	Charles Schwab Corp. (The)	49,183
4,087	Invesco Ltd.	130,365
2,150	Northern Trust Corp.	116,949
1,902	T. Rowe Price Group, Inc.	136,828

		625,323

	Commercial Banks — 5.9%
1,273	City National Corp.	84,831
487	Cullen/Frost Bankers, Inc.	34,357
10,519	Fifth Third Bancorp	189,761
1,701	First Republic Bank	79,341
7,112	Huntington Bancshares, Inc.	58,748
1,460	M&T Bank Corp.	163,348
4,368	SunTrust Banks, Inc.	141,623
2,475	Zions Bancorporation	67,854

		819,863

	Insurance — 9.5%
308	Alleghany Corp. (a)	126,269
1,253	Chubb Corp. (The)	111,813
3,653	Hartford Financial Services Group, Inc.	113,688

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
5,386	Loews Corp.	251,724
5,681	Marsh & McLennan Cos., Inc.	247,417
5,865	Old Republic International Corp.	90,314
4,514	Unum Group	137,406
2,715	W.R. Berkley Corp.	116,366
3,850	XL Group plc, (Ireland)	118,644

		1,313,641

	Real Estate Investment Trusts (REITs) — 4.7%
2,924	American Homes 4 Rent, Class A (a)	47,224
7,242	Annaly Capital Management, Inc.	83,857
2,770	HCP, Inc.	113,447
6,855	Kimco Realty Corp.	138,332
623	Rayonier, Inc.	34,681
1,839	Regency Centers Corp.	88,929
1,694	Vornado Realty Trust	142,418

		648,888

	Real Estate Management & Development — 0.7%
5,272	Brookfield Office Properties, Inc.	100,531

	Thrifts & Mortgage Finance — 0.3%
3,902	Hudson City Bancorp, Inc.	35,315

	Total Financials	3,543,561

Health Care — 4.8%
	Health Care Equipment & Supplies — 0.8%
2,944	CareFusion Corp. (a)	108,634

	Health Care Providers & Services — 4.0%
2,159	AmerisourceBergen Corp.	131,925
2,308	Cigna Corp.	177,372
956	Henry Schein, Inc. (a)	99,122
1,626	Humana, Inc.	151,730

		560,149

	Total Health Care	668,783

Industrials — 10.2%
	Building Products — 0.8%
2,757	Fortune Brands Home & Security, Inc.	114,761

	Electrical Equipment — 2.9%
2,984	AMETEK, Inc.	137,340
876	Hubbell, Inc., Class B	91,803
2,413	Regal-Beloit Corp.	163,891

		393,034

	Industrial Conglomerates — 1.2%
2,371	Carlisle Cos., Inc.	166,654

	Machinery — 3.0%
2,851	IDEX Corp.	186,053
3,194	Rexnord Corp. (a)	66,437
1,620	Snap-on, Inc.	161,183

		413,673

	Professional Services — 1.1%
2,550	Equifax, Inc.	152,600

	Trading Companies & Distributors — 1.2%
2,016	MSC Industrial Direct Co., Inc., Class A	163,977

	Total Industrials	1,404,699

Information Technology — 8.9%
	Electronic Equipment, Instruments & Components — 3.0%
2,663	Amphenol Corp., Class A	206,068
4,117	Arrow Electronics, Inc. (a)	199,815
588	CDW Corp. (a)	13,416

		419,299

	IT Services — 1.3%
3,488	Jack Henry & Associates, Inc.	180,041

	Semiconductors & Semiconductor Equipment — 3.6%
4,128	Analog Devices, Inc.	194,219
2,110	KLA-Tencor Corp.	128,390
3,914	Xilinx, Inc.	183,430

		506,039

	Software — 1.0%
3,524	Synopsys, Inc. (a)	132,871

	Total Information Technology	1,238,250

Materials — 7.5%
	Chemicals — 4.0%
1,591	Airgas, Inc.	168,765
2,764	Albemarle Corp.	173,996
396	Sherwin-Williams Co. (The)	72,215
1,642	Sigma-Aldrich Corp.	140,062

		555,038

	Containers & Packaging — 3.5%
5,382	Ball Corp.	241,543
1,061	Rock Tenn Co., Class A	107,473
2,826	Silgan Holdings, Inc.	132,818

		481,834

	Total Materials	1,036,872

Utilities — 9.5%
	Electric Utilities — 3.2%
3,387	Edison International	156,024
4,572	Westar Energy, Inc.	140,147

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electric Utilities — Continued
5,377	Xcel Energy, Inc.	148,462

		444,633

	Gas Utilities — 0.8%
5,103	Questar Corp.	114,772

	Multi-Utilities — 5.5%
5,798	CenterPoint Energy, Inc.	138,980
5,666	CMS Energy Corp.	149,131
5,072	NiSource, Inc.	156,670
2,207	Sempra Energy	188,906
3,080	Wisconsin Energy Corp.	124,371

		758,058

	Total Utilities	1,317,463

	Total Common Stocks (Cost $9,536,428)	13,413,618

Short-Term Investment — 3.0%
	Investment Company — 3.0%
415,787	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $415,787)	415,787

	Total Investments — 99.8% (Cost $9,952,215)	13,829,405
	Other Assets in Excess of Liabilities — 0.2%	23,522

	NET ASSETS — 100.0%	$13,852,927

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,926,394
Aggregate gross unrealized depreciation	(49,204)

Net unrealized appreciation/depreciation	$3,877,190

Federal income tax cost of investments	$9,952,215

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,829,405	$—	$—	$13,829,405

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 26, 2013